Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Energy Portfolio

May 31, 2021

ENE-QTLY-0721
1.802168.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Energy Equipment & Services - 9.7%
Oil & Gas Drilling - 0.7%
Nabors Industries Ltd. (a)	34,558	$3,235,320
Odfjell Drilling Ltd. (a)	1,917,080	4,969,783
Shelf Drilling Ltd. (a)(b)	1,474,713	825,261
		9,030,364
Oil & Gas Equipment & Services - 9.0%
Baker Hughes Co. Class A	1,310,240	31,969,856
Cactus, Inc.	97,400	3,412,896
Championx Corp. (a)	186,700	4,947,550
Nextier Oilfield Solutions, Inc. (a)	2,047,200	8,700,600
Oceaneering International, Inc. (a)	517,400	7,383,298
ProPetro Holding Corp. (a)	1,173,800	11,667,572
Schlumberger Ltd.	525,458	16,462,599
Technip Energies NV (a)	406,980	6,181,314
TechnipFMC PLC (a)	2,034,100	17,472,919
		108,198,604

TOTAL ENERGY EQUIPMENT & SERVICES		117,228,968

Food Products - 0.6%
Agricultural Products - 0.6%
Darling Ingredients, Inc. (a)	97,600	6,681,696
Independent Power and Renewable Electricity Producers - 1.9%
Independent Power Producers & Energy Traders - 1.9%
The AES Corp.	69,500	1,765,995
Vistra Corp.	1,303,800	21,082,446
		22,848,441
Oil, Gas & Consumable Fuels - 86.9%
Coal & Consumable Fuels - 0.2%
Enviva Partners LP	38,700	1,892,430
Integrated Oil & Gas - 38.0%
BP PLC sponsored ADR	2,103,700	55,180,051
Chevron Corp.	1,368,498	142,036,407
Exxon Mobil Corp.	2,538,348	148,163,370
Occidental Petroleum Corp.	871,700	22,629,332
Occidental Petroleum Corp. warrants 8/3/27 (a)	63,600	696,420
Royal Dutch Shell PLC Class B sponsored ADR	1,517,400	55,111,968
Suncor Energy, Inc.	985,600	22,762,502
Total SA sponsored ADR	220,200	10,281,138
		456,861,188
Oil & Gas Exploration & Production - 30.2%
Antero Resources Corp. (a)(c)	787,200	10,162,752
APA Corp.	1,693,800	35,231,040
Callon Petroleum Co. (a)(c)	76,900	2,958,343
Canadian Natural Resources Ltd. (c)	1,131,700	39,205,037
Cimarex Energy Co.	225,400	15,270,850
ConocoPhillips Co.	799,166	44,545,513
Devon Energy Corp.	1,375,900	36,543,904
Diamondback Energy, Inc.	77,900	6,237,453
EOG Resources, Inc.	526,864	42,328,254
Hess Corp.	261,900	21,952,458
Magnolia Oil & Gas Corp. Class A (a)	465,300	6,011,676
National Energy Services Reunited Corp. (a)	1,007,700	12,928,791
Northern Oil & Gas, Inc.	148,460	2,703,457
PDC Energy, Inc.	693,351	29,273,279
Pioneer Natural Resources Co.	352,766	53,687,458
Viper Energy Partners LP	225,159	4,059,617
		363,099,882
Oil & Gas Refining & Marketing - 9.4%
Marathon Petroleum Corp.	637,192	39,378,466
Phillips 66 Co.	385,573	32,472,958
Renewable Energy Group, Inc. (a)	43,100	2,632,117
Valero Energy Corp.	479,400	38,543,760
		113,027,301
Oil & Gas Storage & Transport - 9.1%
Cheniere Energy, Inc. (a)	785,400	66,680,460
Enterprise Products Partners LP	481,400	11,365,854
Golar LNG Ltd. (a)	414,800	5,267,960
Teekay LNG Partners LP	378,000	5,881,680
The Williams Companies, Inc.	786,600	20,719,044
		109,914,998

TOTAL OIL, GAS & CONSUMABLE FUELS		1,044,795,799

TOTAL COMMON STOCKS
(Cost $1,003,349,005)		1,191,554,904

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.03% (d)	4,831,851	4,832,818
Fidelity Securities Lending Cash Central Fund 0.03% (d)(e)	16,078,425	16,080,033
TOTAL MONEY MARKET FUNDS
(Cost $20,912,851)		20,912,851
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,024,261,856)		1,212,467,755
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(9,401,494)
NET ASSETS - 100%		$1,203,066,261

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $825,261 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,223
Fidelity Securities Lending Cash Central Fund	4,864
Total	$6,087

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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